Submission	Jan. 14, 2025
Submission [Line Items]
Central Index Key	0000707179
Registrant Name	OLD NATIONAL BANCORP /IN/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES